Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 190	$ 342	$ 97	$ 532	$ 203
Cumulative after-tax loss on equity securities designated at FVOCI	(87)	(20)	(48)	(107)	(46)
Dividend income	$ 17	$ 17	$ 19	$ 34	$ 29